CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 464,828,548	$ 419,446,439	$ 328,455,588
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	610,554	6,388,030
Cost of sales	(278,221,812)	(235,457,053)	(208,364,095)
Changes in the net realizable value of agricultural products after harvest	(2,385,069)	(4,351,433)	(42,523)
Research and development expenses	(17,183,041)	(15,345,315)	(6,947,460)
Selling, general and administrative expenses	(123,690,910)	(113,002,747)	(77,483,812)
Share of profit or loss of joint ventures and associates	4,049,508	1,198,628	1,144,418
Other income or expenses, net	(2,530,882)	1,084,892	(3,280,220)
Operating profit	44,820,596	54,183,965	39,869,926
Financial cost	(26,871,698)	(23,788,085)	(17,926,197)
Other financial results	(7,913,627)	(11,289,933)	(7,880,099)
Profit before income tax	10,035,271	19,105,947	14,063,630
Income tax	(3,778,615)	1,068,652	(17,972,534)
Profit/ (Loss) for the year	6,256,656	20,174,599	(3,908,904)
Profit (Loss) for the year attributable to:
Equity holders of the parent	3,243,361	18,779,876	(7,199,618)
Non-controlling interests	3,013,295	1,394,723	3,290,714
Profit/ (Loss) for the year	$ 6,256,656	$ 20,174,599	$ (3,908,904)
Profit/ (Loss) per share
Basic profit/ (loss) attributable to ordinary equity holders of the parent	$ 0.0516	$ 0.3022	$ (0.1702)
Diluted profit/ (loss) attributable to ordinary equity holders of the parent	$ 0.0511	$ 0.2972	$ (0.1702)
Profit/ (Loss) for the year	$ 6,256,656	$ 20,174,599	$ (3,908,904)
Other comprehensive (loss) income	(787,354)	(835,849)	35,172,250
Items that may be subsequently reclassified to profit and loss	(787,354)	631,500	40,480,860
Foreign exchange differences on translation of foreign operations from joint ventures	(238)	(46,901)	7,845,756
Foreign exchange differences on translation of foreign operations	(787,116)	678,401	32,635,104
Items that will not be subsequently reclassified to loss and profit		(1,467,349)	(5,308,610)
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates		(184,630)	(586,268)
Revaluation of property, plant and equipment, net of tax		(1,282,719)	(4,722,342)
Total comprehensive profit	5,469,302	19,338,750	31,263,346
Total comprehensive profit attributable to:
Equity holders of the parent	2,755,173	17,924,877	22,145,704
Non-controlling interests	2,714,129	1,413,873	9,117,642
Total comprehensive profit	$ 5,469,302	$ 19,338,750	$ 31,263,346